Statements of Net Assets Available for Benefits - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
INVESTMENTS
Total investments	$ 21,312,002	$ 17,951,306
RECEIVABLES
Participant contributions receivable	46,571
Employer contributions receivable	62,161
Notes receivable from participants	263,432	195,267
Total receivables	372,164	195,267
NET ASSETS AVAILABLE FOR BENEFITS	21,684,166	18,146,573
Parent Company Unitized Account [Member]
INVESTMENTS
Total investments	69,381	200,124
Mutual Funds [Member]
INVESTMENTS
Total investments	21,135,814	17,005,528
Self-directed Brokerage Accounts [Member]
INVESTMENTS
Total investments	$ 106,807	$ 745,654